Note 11 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options exercised (in shares)	345,150
Aggregate fair value	$ 4,518	$ 1,906
Employee Stock Option [Member]
Number of options exercised (in shares)	345,150
Aggregate fair value	$ 21,169
Intrinsic value	16,650
Amount of cash received	4,519
Tax benefit recognized	$ 6,476